Organization and Nature of Business (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		62 Months Ended						0 Months Ended	6 Months Ended		6 Months Ended	0 Months Ended			1 Months Ended
	Aug. 31, 2013	Jun. 30, 2014 Number	Jun. 30, 2013	Dec. 31, 2013 Number	Dec. 31, 2012	Sep. 09, 2013	Aug. 29, 2013	Apr. 12, 2013	Sep. 20, 2012	Aug. 22, 2008	Jun. 30, 2014 One Property [Member]	Apr. 02, 2014 Common Class A [Member]	Jun. 30, 2014 Common Class A [Member]	Dec. 31, 2013 Common Class A [Member]	Jun. 30, 2014 IPO [Member]	Mar. 28, 2014 IPO [Member] Common Class A [Member]	Jun. 30, 2014 Subsequent Event [Member]	Jun. 30, 2014 Operating Property [Member]	Aug. 31, 2013 Hundred Berry Hill [Member]	Aug. 13, 2013 Hundred Berry Hill [Member]
Organization and Nature of Business [Line Items]
Entity Incorporation, Date of Incorporation		Jul. 25, 2008		Jul. 25, 2008
Entity Incorporation, State Country Name		Maryland		Maryland
Common Stock, Shares Authorized (in shares)				749,999,000	749,999,000					1,000,000,000			747,586,185	0
Common Stock Offering Price Per Share (in dollars per share)									$ 10.00	$ 10.00
Common Stock Shares Available For Discount (in shares)										285,000,000
Initial Public Offering Value Per Share (in dollars per share)									$ 9.50	$ 9.50
Initial Public Offering Shares Redeemed (in shares)				45,850
Initial Public Offering Value Redeemed				$ 433,532
Registration Of Common Stock									500,000,000
Proceeds From Gross Offering						330,251		22,231,406	50,000,000
Sale of joint venture ownership percentage																				10.27%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		95.41%
Sale of joint venture equity interest for affiliate				8,300,000			5,524,412													2,000,040
Disposition Fees	191,886																		69,470
Maximum Gross Proceeds From Distribution Reinvestment Plan						275,848
Outstanding accounts Payable Paid By Advisor				645,000
Line of Credit Facility, Description	matures in April 2014 but may be extended at our election for an additional six months
Proceeds From Issuance Of Common Stock		43,977,439	793,624	1,019,230	8,895,956	22,600,000
Stock Issued During Period, Shares, New Issues																3,448,276
Shares Issued, Price Per Share																$ 14.50
Proceeds From Issuance Initial Public Offering Gross																50,000,000
Proceeds from Issuance Initial Public Offering												44,400,000
Real Estate Investment Property, Net, Total		308,105,722		143,633,067	146,589,933						58,600,000
Contribution Transactions Completed Description		a series of related contribution transactions pursuant to which we acquired indirect equity interests in four apartment properties, and a 100% fee simple interest in a fifth apartment property for an aggregate asset value of $152.3 million (inclusive of Oak Crest which is accounted for under the equity method and Springhouse, which has been reported as consolidated for the periods presented).
Stockholders' Equity, Reverse Stock Split													Immediately following the filing of the Second Charter Amendment, we effectuated a 2.264881 to 1 reverse stock split of our outstanding shares of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock, and on March 31, 2014, we effected an additional 1.0045878 to 1 reverse stock split of our outstanding shares of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock		Following the filing of the Second Charter Amendment, we effected a 2.264881-to-1 reverse stock split of our outstanding shares of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock, and on March 31, 2014, we effected an additional 1.0045878-to-1 reverse stock split of our outstanding shares of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock.
Percent of Real Estate Properties Occupied																		95.00%
Number Of Units In Real Estate Property		636		1,252													3,218
Project Development Cost		118,600,000
Preferred Equity Interest In Development Project		$ 10,200,000
Equity Method Investment, Ownership Percentage							28.36%													53.46%